Notes Payable and Accrued Interest - Ya Global Master Spv Ltd	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Convertible Notes Payable and Accrued Interest/ Notes Payable and Accrued Interest - Ya Global Master Spv Ltd [Abstract]
NOTES PAYABLE AND ACCRUED INTEREST - YA GLOBAL MASTER SPV, LTD.

NOTE 5 –NOTES PAYABLE AND ACCRUED INTEREST – YA GLOBAL MASTER SPV, LTD.

In July 2013, Omagine borrowed $200,000 from YA Global Master SPV, Ltd. (“YA”) via an unsecured loan (the “2013 YA Loan”) and on April 23, 2014 Omagine paid off the 2013 YA Loan balance and accrued interest thereon due at April 23, 2014 and borrowed an additional $500,000 from YA via a second unsecured loan (the “2014 YA Loan”) and on April 22, 2015 Omagine paid off the 2014 YA Loan balance and the accrued interest thereon. On May 20, 2015, Omagine borrowed an additional $500,000 from YA via a third unsecured loan (the “2015 YA Loan”).

Notes payable and accrued interest thereon due to YA consist of:

	September 30,	December 31,
	2015	2014
	(Unaudited)
2015 YA Loan - interest at 10% per annum, due in 12 monthly installments of principal ($50,000 in July 2015, $40,000 monthly August 2015 to October 2015, $35,000 monthly November 2015 to February 2016, $40,000 monthly March 2016 to May 2016 and $70,000 on June 1, 2016) and interest.	$370,000	$-

2014 YA Loan - interest at 10% per annum, due and repaid in monthly installments of principal and interest through April 2015		225,000

Less: Unamortized debt discount at September 30, 2015 and December 31, 2014	(33,333)	(12,133)
Principal, net	336,667	212,867
Accrued interest	3,041	1,911
Total	$339,708	$214,778

NOTE 5 –NOTES PAYABLE AND ACCRUED INTEREST – YA GLOBAL MASTER SPV, LTD.

In July 2013, Omagine borrowed $200,000 from YA Global Master SPV, Ltd. (“YA”) via an unsecured loan (the “2013 YA Loan”) and on April 23, 2014 Omagine paid off the 2013 YA Loan balance and accrued interest thereon due at April 23, 2014 and borrowed an additional $500,000 from YA via a second unsecured loan (the “2014 YA Loan”).

Notes payable and accrued interest thereon due to YA consist of:

	December 31,	December 31,
	2014	2013

Due to YA in the original principal amount of $200,000 (which included a $20,000 monitoring and management fee), interest at 10% per annum.	$-	$175,000
Less: Unamortized debt discount at December 31, 2014 and December 31, 2013	-	(13,332)
Principal, net	-	161,668
Accrued interest	-	1,458
Due to YA in the original principal amount of $500,000 (which includes: (i) a $39,000 commitment fee, (ii) the 2013 YA Loan balance of $110,680, and (iii) $1,096 of pre-paid interest), interest at 10% per annum. The 2014 YA Loan is due in 12 monthly installments of principal ($50,000 in June 2014; $40,000 monthly July 2014 to September 2014; $35,000 monthly October 2014 to January 2015; $40,000 monthly February 2015 to April 2015; and $70,000 on April 22, 2015), plus interest.	$225,000	$-
Less: Unamortized debt discount at December 31, 2014 and December 31, 2013	(12,133)	-
Principal, net	212,867	-
Accrued interest	1,911	-
Total	$214,778	$163,126